FFTW Funds, Inc.
200 Park Avenue, 46th Floor
New York, New York 10166

May 11, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	FFTW Funds, Inc. (the “Fund”)
SEC 1940 Act File No.: 811-05796
SEC 1933 Act File No.: 033-27896

Dear Sir or Madam,

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information for each portfolio of the Fund do not differ from those contained in the Fund’s Post Effective Amendment No. 37, which was filed electronically on May 7, 2007.

Sincerely,

/s/ Susan L. Silva
Susan L. Silva
Assistant Treasurer
FFTW Funds, Inc.